Real estate properties under development (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Real Estate Properties [Line Items]
Under development	$ 2,616,882,433	$ 2,750,327,272
Profit recognized	181,806,263	347,083,874
Less: progress billings	(716,009,141)	(1,210,089,345)
Total real estate properties under development	2,082,679,555	1,887,321,801
Land use rights	1,291,977,264	1,130,109,973
Aggregate net book value of land use right pledged as collateral for bank loans	681,681,307	1,018,987,851
Real estate properties under development pledged as collateral for certain bank loans	336,169,943	172,623,335
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	0	40,847,827
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	35,692,007	54,157,809
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Under development	13,201,317	46,165,101
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	75,275,292	176,553,742
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	106,269,767	215,917,469
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	160,683,079	267,569,547
Xingyang Splendid I [Member]
Real Estate Properties [Line Items]
Under development	20,520,326	32,010,140
Xingyang Splendid II [Member]
Real Estate Properties [Line Items]
Under development	49,770,958	43,311,674
Xingyang Splendid III [Member]
Real Estate Properties [Line Items]
Under development	25,552,920	23,896,026
Xingyang Splendid IV [Member]
Real Estate Properties [Line Items]
Under development	7,186,781	6,762,190
Zhengzhou Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	9,264,361	29,098,191
Zhengzhou Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	65,353,548	73,294,372
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	224,396,572	261,268,961
Sanya Yazhou Bay No. 1 [Member]
Real Estate Properties [Line Items]
Under development	113,749,483	109,896,103
Shanghai Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	178,883,202	215,117,468
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	186,196,892	194,444,916
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	254,337,919	258,173,028
Jinan Xin Central [Member]
Real Estate Properties [Line Items]
Under development	103,148,161	163,174,394
Zhengzhou Fancy City I [Member]
Real Estate Properties [Line Items]
Under development	53,112,844	71,896,698
Tianjin Spring Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	71,453,892	65,583,961
Henan Xin Central II [Member]
Real Estate Properties [Line Items]
Under development	41,110,480	39,117,259
Henan Xin Central I [Member]
Real Estate Properties [Line Items]
Under development	89,942,514	127,696,203
Xi'an Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	236,612,282	0
Kunshan Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	85,803,213	0
Zhengzhou Fancy City II (South) [Member]
Real Estate Properties [Line Items]
Under development	40,623,552	0
Zhengzhou Fancy City II (North) [Member]
Real Estate Properties [Line Items]
Under development	37,975,124	0
XIN Eco Marine Group Properties Sdn Bhd ("Malaysia project") [Member]
Real Estate Properties [Line Items]
Under development	10,774,342	8,165,745
New York Oosten [Member]
Real Estate Properties [Line Items]
Under development	258,591,803	226,208,448
Hudson Garden project [Member]
Real Estate Properties [Line Items]
Under development	$ 61,399,802	$ 0